Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 392,996,069	$ 358,856,619
Contract to fair value adjustment for Common/collective trusts	(303,512)	(566,239)
Net assets available per Form 5500	$ 392,692,557	$ 358,290,380